Financial Instruments	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Financial Instruments

22.  FINANCIAL INSTRUMENTS

22.1 Financial instruments classified by type and category

a)	The detail of financial assets, classified by type and category, as of December 31, 2021 and 2020 is as follows:

		12-31-2021
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other accounts receivable	—	730,524,889	—	—
Derivative instruments	3,613,470	—	14,620,453	3,584,937
Other financial assets	—	118,547	—	—
Total Current	3,613,470	730,643,436	14,748,307	3,584,937

Equity instruments	—	—	2,358,143	—
Trade and other accounts receivable	—	522,134,341	—	—
Derivative instruments	—	—	—	37,020,922
Total Non-current	—	522,134,341	2,358,143	37,020,922
Total	3,613,470	1,252,777,777	17,106,450	40,605,859

		12-31-2020
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other accounts receivable	—	592,856,895	—	—
Derivative instruments	3,033,502	—	18,387,261	1,000,964
Other financial assets	—	808,692	—	—
Total Current	3,033,502	593,665,587	18,515,115	1,000,964

Equity instruments	—	—	2,326,480	—
Trade and other accounts receivable	—	493,375,481	—	—
Derivative instruments	1,911,233	—	—	16,422,737
Total Non-current	1,911,233	493,375,481	2,326,480	16,422,737
Total	4,944,735	1,087,041,068	20,841,595	17,423,701

The carrying amount of trade accounts receivable and payable approximates their fair value.

b)	The detail of financial liabilities, classified by type and category, as of December 31, 2021 and 2020 is as follows:

	12-31-2021
	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	75,182,770	—	—
Trade and other accounts payable	—	1,978,051,397	—	—
Derivative instruments	3,843,088	—	3,396,389	11,647,943
Other financial liabilities	—	11,105,018	—	—
Total Current	3,843,088	2,064,339,185	3,396,389	11,647,943

Interest-bearing loans	—	1,868,805,671	—	—
Trade and other accounts payable	—	1,479,456,509	—	—
Derivative instruments	682,670	—	—	72,386,037
Other financial liabilities	—	148,557,059	—	—
Total Non-current	682,670	3,496,819,239	—	72,386,037
Total	4,525,758	5,561,158,424	3,396,389	84,033,980

	12-31-2020
	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	152,076,992	—	—
Trade and other accounts payable	—	757,965,390	—	—
Derivative instruments	4,841,020	—	45,543	581,129
Other financial liabilities	—	7,007,711	—	—
Total Current	4,841,020	917,050,093	45,543	581,129

Interest-bearing loans	—	1,467,421,655	—	—
Trade and other accounts payable	—	1,281,254,521	—	—
Derivative instruments	—	—	—	16,167,471
Other financial liabilities	—	44,857,807	—	—
Total Non-current	—	2,793,533,983	—	16,167,471
Total	4,841,020	3,710,584,076	45,543	16,748,600

22.2 Derivative instruments

The risk management policy of the Group uses primarily interest rate and foreign exchange rate derivatives to hedge its exposure to interest rate and foreign currency risks.

The Company classifies its hedges as follows:

-	Cash flow hedges: Those that hedge the cash flows of the underlying hedged item.
-	Fair value hedges: Those that hedge the fair value of the underlying hedged item.
-	Non-hedge derivatives: Financial derivatives that do not meet the requirements established by IFRS to be designated as hedging instruments are recognized at fair value through profit or loss (financial assets held for trading).

a)	Assets and liabilities for hedge derivative instruments

As of December 31, 2021 and 2020, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	12-31-2021				12-31-2020
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	—	432,151	6,532,657	—	—	—	1,947,377	12,944,130
Cash flow hedge	—	432,151	6,532,657	—	—	—	1,947,377	12,944,130
Exchange rate hedge:	3,584,937	36,588,771	5,115,286	72,386,037	1,000,964	16,422,737	3,451,487	3,223,341
Cash flow hedge	3,584,937	36,588,771	5,115,286	72,386,037	1,000,964	16,422,737	3,451,487	3,223,341
Total	3,584,937	37,020,922	11,647,943	72,386,037	1,000,964	16,422,737	5,398,864	16,167,471

-	General information Related to Hedging Derivative Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

			Fair value of	Fair value of
Type of	Description	Description	hedged item	hedged item	Type
hedge	of hedged	of hedged	12-31-2021	12-31-2020	of
instrument	risk	item	ThCh$	ThCh$	risk hedged
SWAP	Exchange rate	Unsecured Obligations (Bonds)	(37,402,976)		Cash flow
SWAP	Interest rate	Loans with Related Companies	(6,100,507)	(12,944,129)	Cash flow
SWAP	Interest rate	Bank loans	—	(1,947,377)	Cash flow
FORWARD	Exchange rate	Operational Income	(4,285,349)	(1,967,328)	Cash flow
FORWARD	Interest rate	Other	—	(77,558)	Cash flow
FORWARD	Exchange rate	Property, plant & equipment investment	3,278,444	—	Cash flow
FORWARD	Exchange rate	Other	1,082,267	29,981	Cash flow

As of December 31, 2021 and 2020, the Group has not recognized significant gains or losses for ineffective cash flow hedges.

At the reporting date, the Group did not establish fair value hedging relationships.

b)	Financial derivative instruments assets and liabilities at fair value through profit or loss

As of December 31, 2021 and 2020, financial derivative transactions recognized at fair value through profit or loss resulted in the recognition of the following liabilities in the statement of financial position:

	12-31-2021				12-31-2020
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	210,077	1,509,177	—	682,670	1,414,895	23,285	1,911,233	—
Total	210,077	1,509,177	—	682,670	1,414,895	23,285	1,911,233	—

These derivative instruments correspond to forward contracts entered into by the Group, the purpose of which is to hedge the exchange rate risk related to future obligations arising from civil works contracts linked to the construction of the Los Cóndores Plant. Although these hedges have an economic substance, they do not qualify for hedge accounting because they do not strictly comply with the hedge accounting requirements established in IFRS 9 Financial Instruments.

c)	Other information on derivatives:

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2021 and 2020.

	12-31-2021
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	(6,100,506)	337,876,000	—	42,234,500	—	—	380,110,500
Cash flow hedge	(6,100,506)	337,876,000	—	42,234,500	—	—	380,110,500
Exchange rate hedge:	(37,327,615)	264,384,743	110,432,048	344,081,268	53,306,308	—	772,204,367
Cash flow hedge	(37,327,615)	264,384,743	110,432,048	344,081,268	53,306,308	—	772,204,367
Derivatives not designated for hedge accounting	(1,981,770)	26,610,132	10,387,480	339,050	—	—	37,336,662
Total	(45,409,891)	628,870,875	120,819,528	386,654,818	53,306,308	—	1,189,651,529

	12-31-2020
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	(14,891,507)	106,642,500	284,380,000	—	—	—	391,022,500
Cash flow hedge	(14,891,507)	106,642,500	284,380,000	—	—	—	391,022,500
Exchange rate hedge:	10,748,873	143,449,971	3,390	—	504,391,045	95,129,590	742,973,996
Cash flow hedge	10,748,873	143,449,971	3,390	—	504,391,045	95,129,590	742,973,996
Derivatives not designated for hedge accounting	3,302,843	30,063,763	21,189,518	8,742,828	285,368	—	60,281,477
Total	(839,791)	280,156,234	305,572,908	8,742,828	504,676,413	95,129,590	1,194,277,973

The notional amount of the contracts entered into does not represent the risk assumed by the Group, as this amount only relates to the basis on which the derivative settlement calculations are made.

22.3 Fair value hierarchies

Financial instruments recognized at fair value in the consolidated statement of financial position are classified based on the hierarchies described in Note 3.h.

The following table presents financial assets and liabilities measured at fair value as of December 31, 2021 and 2020:

		Fair Value Measured at End of Reporting Period Using:
	12-31-2021	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	40,605,859	—	40,605,859	—
Financial derivatives not designated for hedge accounting	210,077	—	210,077	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	3,403,393	—	3,403,393	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	14,620,453	—	14,620,453	—
Equity instruments at fair value with changes in other comprehensive income	2,485,997	2,358,143	127,854	—
Total	61,325,779	2,358,143	58,967,636	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	84,033,980	—	84,033,980	—
Financial derivatives not designated for hedge accounting	2,191,847	—	2,191,847	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in profit or loss	2,333,911	—	2,333,911	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	3,396,389	—	3,396,389	—
Total	91,956,127	—	91,956,127	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2020	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	17,423,701	—	17,423,701	—
Financial derivatives not designated for hedge accounting	3,326,128	—	3,326,128	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	1,618,607	—	1,618,607	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	18,387,261	—	18,387,261	—
Equity instruments at fair value with changes in other comprehensive income	2,454,334	2,326,480	127,854	—
Total	43,210,031	2,326,480	40,883,551	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	21,566,335	—	21,566,335	—
Financial derivatives not designated for hedge accounting	23,285	—	23,285	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	45,543	—	45,543	—
Total	21,635,163	—	21,635,163	—